Consolidated balance sheets - EUR (€) € in Thousands	Mar. 31, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents	€ 1,073,478	€ 1,081,539
Trade accounts and other receivables from unrelated parties	3,740,713	3,153,045
Accounts receivable from related parties	153,437	91,438
Inventories	1,989,405	1,895,310
Other current assets	832,376	1,053,978
Total current assets	7,789,409	7,275,310
Property, plant and equipment	4,147,440	4,056,864
Right-of-use assets	4,268,203	4,129,888
Intangible assets	1,401,497	1,381,009
Goodwill	13,638,912	12,958,728
Deferred taxes	333,286	351,152
Investment in equity method investees	726,595	761,113
Other non-current assets	853,197	774,972
Total non-current assets	25,369,130	24,413,726
Total assets	33,158,539	31,689,036
Liabilities
Accounts payable to unrelated parties	635,422	731,993
Accounts payable to related parties	105,446	95,401
Current provisions and other current liabilities	3,792,747	3,517,076
Short-term debt from unrelated parties	1,126,911	62,950
Short-term debt from related parties	13,714	16,320
Current portion of long-term debt	785,475	1,008,359
Current portion of long-term lease liabilities from unrelated parties	617,467	588,492
Current portion of long-term lease liabilities from related parties	20,697	20,664
Income tax payable	145,094	118,389
Total current liabilities	7,242,973	6,159,644
Long-term debt, less current portion	6,315,270	6,800,101
Long-term lease liabilities from unrelated parties, less current portion	3,907,002	3,763,775
Long-term lease liabilities from related parties, less current portion	113,948	119,356
Non-current provisions and other non-current liabilities	804,329	931,590
Pension liabilities	679,199	718,502
Income tax payable	86,947	78,872
Deferred taxes	809,215	785,886
Total non-current liabilities	12,715,910	13,198,082
Total liabilities	19,958,883	19,357,726
Shareholders' equity:
Ordinary shares, no par value, 1.00 nominal value, 362,370,124 shares authorized, 292,888,145 issued and outstanding as of March 31, 2021 and 362,370,124 shares authorized, 292,876,570 issued and outstanding as of December 31, 2020	292,888	292,877
Additional paid-in capital	2,887,037	2,872,630
Retained earnings	10,500,006	10,254,913
Accumulated other comprehensive income (loss)	(1,681,856)	(2,205,340)
Total FMC-AG & Co. KGaA shareholders' equity	11,998,075	11,215,080
Noncontrolling interests	1,201,581	1,116,230
Total equity	13,199,656	12,331,310
Total liabilities and equity	€ 33,158,539	€ 31,689,036